Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2025
Restatement Determination Date [Axis]: 2024-07-29
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis	Our board of directors adopted, on July 29, 2024, a compensation recovery policy required by the Nasdaq Listing Rule 5608, the form of which is attached as Exhibit 97.1 to this Annual Report.